Credit Risk and Concentrations (Details) - Schedule of Revenue by Reporting Segments - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue by Segment
Total segment revenue	$ 3,104	$ 2,649
Less discontinued operations	(4,856)	(774)
Gross profit by Segment
Gross profit by Segment	2,313	1,852
Indoor Intelligence [Member]
Revenue by Segment
Total segment revenue	1,909	1,397	$ 14,614	$ 11,046
Income (loss) from operations by Segment
Income (loss) from operations by Segment			(53,602)	(72,174)
Gross profit by Segment
Gross profit by Segment	1,293	937	10,411	7,833
Saves [Member]
Revenue by Segment
Total segment revenue	718	734	2,775	2,938
Income (loss) from operations by Segment
Income (loss) from operations by Segment			(3,876)	(1,515)
Gross profit by Segment
Gross profit by Segment	619	493	1,781	2,072
Shoom [Member]
Revenue by Segment
Total segment revenue	477	518	2,029	2,011
Income (loss) from operations by Segment
Income (loss) from operations by Segment			778	946
Gross profit by Segment
Gross profit by Segment	$ 401	$ 422	1,737	1,716
segment revenue [Member]
Revenue by Segment
Total segment revenue			19,418	15,995
Less discontinued operations [Member]
Gross profit by Segment
Gross profit by Segment			13,929	11,621
Less discontinued operations [Member]
Revenue by Segment
Less discontinued operations			27,894	42,922
Less discontinued operations [Member] | Less discontinued operations
Revenue by Segment
Less discontinued operations			(8,470)	(6,368)
Less discontinued operations [Member] | Less discontinued operations [Member]
Revenue by Segment
Less discontinued operations			(6,406)	(4,722)
Total segment revenue, continuing operations [Member]
Revenue by Segment
Income (loss) from operations by Segment, continuing operations			10,948	9,627
Income (loss) from operations by Segment, continuing operations [Member]
Revenue by Segment
Income (loss) from operations by Segment, continuing operations			7,523	6,899
Income (loss) from operations by Segment [Member]
Income (loss) from operations by Segment
Income (loss) from operations by Segment			(56,700)	(72,743)
Loss from operations by Segment, continuing operations [Member]
Revenue by Segment
Income (loss) from operations by Segment, continuing operations			$ (28,806)	$ (29,821)